RESEARCH AND DEVELOPMENT (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
RESEARCH AND DEVELOPMENT [Abstract]
Purchase obligation	$ 430,000
Research and development	$ 2,474		$ 44,000